Financial Instruments and Concentration of Risks (Details 2)	Aug. 31, 2018 CAD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2017 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 28,906		$ 1,040
Trade and other payables	703,306		529,823
Net liabilities	832,361		529,823
Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities	$ (50,910)		$ (48,514)
Currency Risk [Member] | United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Cash		$ 643		$ 77
Prepaid expenses and deposits
Trade and other payables		(39,640)		(38,777)
Net liabilities		$ (38,997)		$ (38,700)